Leases (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 312
2021	234
2022	234
2023	234
2024	189
Thereafter	165
Total lease payments (undiscounted)	1,368
Less - discount to net present value	(93)
Present value of lease liabilities	$ 1,275